ProFund VP Energy Investment Risks - ProFund VP Energy	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Energy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Energy Industry Risk — The risks of investments in the industry include: adverse effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events, international conflicts or threat of conflicts and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; the fact that the value of regulated utility debt instruments (and, to a lesser extent, equity securities) tends to have an inverse relationship to the movement of interest rates; and risk for environmental damage claims. The energy industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future. On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have a significant impact on the Fund’s performance, and the value of an investment in the Fund may decline significantly. Additionally, the possibility of a continued and prolonged conflict between Hamas and Israel, and the potential expansion of the conflict in the surrounding areas and the involvement of other nations in such conflict, could further destabilize the Middle East region and introduce new uncertainties in global markets, including the crude oil markets. This may increase or decrease volatility of the Funds’ shares. The U.S. and Israel military action against Iran that began in February 2026 and Iran’s responses thereto, including attacks on marine vessels in the Strait of Hormuz, and the U.S. military operation in Venezuela could result in more widespread conflict and could have a severe adverse affect on the regions and/or the world and the markets for securities and commodities, including oil and natural gas. How long these conflicts and related events will last and whether it will escalate further cannot be predicted. Impacts from this conflict and related events could have significant impact on a Fund’s performance, and the value of an investment in a Fund may decline significantly.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of December 31, 2025, the Index had a significant portion of its value in issuers in the energy industry group.
Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProFund Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Active Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.